Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
New Accounting Pronouncements and Changes in Accounting Principles
Schedule of New Accounting Pronouncements and Changes in Accounting Principles
	Historical Accounting Method	Effect of Voluntary Change	Effect of Adoption of New ASUs	As Adjusted

At December 31, 2015 or for the year ended
Other cost of services	$36,038	$(256)	$-	$35,782
Income tax expense	6,908	97	-	7,005
Net Income	13,528	159	-	13,687
Net Income Attributable to AT&T	13,186	159	-	13,345

Basic Earnings per Share Attributable to AT&T	$2.34	$0.03	$-	$2.37
Diluted Earnings per Share Attributable to AT&T	2.34	0.03	-	2.37

Other current assets	$12,225	$1,588	$(546) [2]	$13,267
Other Assets	12,605	3,064	(323) [1]	15,346
Long-term debt	118,838	-	(323) [1]	118,515
Deferred income taxes	55,580	1,147	(546) [2]	56,181
Total Assets	398,889	4,652	(869)[1,2]	402,672
Total Liabilities	278,754	1,147	(869)[1,2]	279,032
Retained earnings	$30,166	$3,505	$-	$33,671
[1]	Impact of ASU 2015-03.
[2]	Impact of ASU 2015-17.

	Historical Accounting Method	Effect of Voluntary Change	Effect of Adoption of New ASUs	As Adjusted

At December 31, 2014 or for the year ended
Other cost of services	$37,590	$(466)	$-	$37,124
Other income (expense) - net	1,652	(71)	-	1,581
Income tax expense	3,442	177	-	3,619
Net Income	6,518	218	-	6,736
Net Income Attributable to AT&T	6,224	218	-	6,442

Basic Earnings per Share Attributable to AT&T	$1.19	$0.05	$-	$1.24
Diluted Earnings per Share Attributable to AT&T	1.19	0.05	-	1.24

Other current assets	$8,067	$1,735	$(157) [2]	$9,645
Other Assets	10,998	2,661	(234) [1]	13,425
Long-term debt	76,011	-	(233) [1]	75,778
Deferred income taxes	37,544	1,005	(113) [2]	38,436
Total Assets	292,829	4,396	(391)[1,2]	296,834
Total Liabilities	205,905	1,050	(391)[1,2]	206,564
Retained earnings	$27,736	$3,345	$-	$31,081
[1]	Impact of ASU 2015-03.
[2]	Impact of ASU 2015-17.

	Historical Accounting Method	Effect of Voluntary Change	Effect of Adoption of New ASUs	As Adjusted

At December 31, 2013 or for the year ended
Other cost of services	$31,512	$(273)	$-	$31,239
Income tax expense	9,224	104	-	9,328
Net Income	18,553	169	-	18,722
Net Income Attributable to AT&T	18,249	169	-	18,418

Basic Earnings per Share Attributable to AT&T	$3.39	$0.03	$-	$3.42
Diluted Earnings per Share Attributable to AT&T	3.39	0.03	-	3.42

Other current assets	$5,979	$1,725	$(159) [2]	$7,545
Other Assets	8,278	2,269	(199) [1]	10,348
Long-term debt	69,290	-	(199) [1]	69,091
Deferred income taxes	36,308	859	(152) [2]	37,015
Total Assets	277,787	3,994	(358)[1,2]	281,423
Total Liabilities	186,305	866	(358)[1,2]	186,813
Retained earnings	$31,141	$3,128	$-	$34,269
[1]	Impact of ASU 2015-03.
[2]	Impact of ASU 2015-17.